Financial Instruments at Fair Value Through Profit or Loss	12 Months Ended
Dec. 31, 2023
Disclosure Of Financial Instruments At Fair Value Through Profit Or Loss [Abstract]
Financial Instruments at Fair Value Through Profit or Loss

	December 31
	2022	2023
	NT$	NT$
	(In Millions)
Financial assets-current
Mandatorily measured at FVTPL
Derivatives (not designated for hedge)
Forward exchange contracts	$3	$1
Non-derivatives
Listed stocks - domestic	1	—

	$4	$1

Financial assets-noncurrent
Mandatorily measured at FVTPL
Non-derivatives
Non-listed stocks - domestic	$758	$704
Non-listed stocks - foreign	103	89
Limited partnership - domestic	135	219
Film and drama investing agreements	24	24

	$1,020	$1,036

Chunghwa’s Board of Directors approved an investment in Taiwania Capital Buffalo Fund VI, L.P. at the amount of $600 million in January 2022. As of December 31, 2023, Chunghwa invested $200 million.

Outstanding forward exchange contracts not designated for hedge as of balance sheet dates were as follows:

		Maturity	Contract Amount
	Currency	Period	(In Millions)
December 31, 2022
Forward exchange contracts - buy	NT$/EUR	March 2023	NT$62/EUR2

December 31, 2023
Forward exchange contracts - buy	NT$/EUR	March 2024	NT$145/EUR4

The Company entered into the above forward exchange contracts to manage its exposure to foreign currency risk due to fluctuations in exchange rates. However, the aforementioned derivatives did not meet the criteria for hedge accounting.